Stock-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Stock-Based Compensation
Outstanding, number of shares (in shares) | shares	9,573,937
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 4.8
Granted, number of shares (in shares) | shares	7,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 12.86
Exercised, number of shares (in shares) | shares	(380,096)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 4.66
Cancelled, number of shares (in shares) | shares	(192,336)
Cancelled, weighted average exercise price (in dollars per share) | $ / shares	$ 7.24
Outstanding, number of shares (in shares) | shares	9,009,005
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 4.76
Outstanding, weighted average contractual term (Year)	6 years 9 months 18 days
Outstanding, aggregate intrinsic value | $	$ 63,218
Exercisable, number of shares (in shares) | shares	7,039,951
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 4.52
Exercisable, weighted average contractual term (Year)	6 years 7 months 6 days
Exercisable, aggregate intrinsic value | $	$ 51,127
Vested and expected to vest, number of shares (in shares) | shares	8,806,504
Vested and expected to vest, weighted average exercise price (in dollars per share) | $ / shares	$ 4.74
Vested and expected to vest, weighted average contractual term (Year)	6 years 9 months 18 days
Vested and expected to vest, aggregate intrinsic value | $	$ 62,022